Note 18 - Intangible assets - Other Intangible Assets - Changes Over the Period - Reconciliation Of Changes In Intangible Assets Other Than GoodWill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets and Goodwill Abstract
Total Intangible Assets Other Than Goodwill At The Beginning	€ 2,849	€ 3,137	€ 1,673
Changes In Intangible Assets Other Than Goodwill Abstract
Acquisition of.subsidiaries.in the year	0	0	1,452
Additions	564	645	571
Amortization in the year	(694)	(735)	(631)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(305)	(196)	76
Impairment loss recognised in profit or loss, intangible assets and goodwill	(12)	(3)	(4)
Total Intangible Assets Other Than Goodwill At The End	€ 2,402	€ 2,849	€ 3,137
Fully amortized intangible assets	€1,380 million	€1,501 million	€1,238 million